Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Compensation
	Years Ended June 30,
	2024	2023	2022
	US$	US$	US$

Share-based compensation	9,119,764	-	-

Schedule of Measurement of the Fair Value and Inputs at Grant Date

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair value and inputs at grant date is as follows:

2024
Fair value at grant date (weighted average)	1.74
Exercise price at grant date (weighted average)	0.004
Expected volatility (weighted average)	61.80%
Expected terms (years) (weighted average)	4
Expected dividend (weighted average)	-
Risk-free interest rate (weighted average)	4.50%